[logo] PIONEER Investments(R)




August 4, 2008



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549

Re:     Pioneer International Equity Fund (the "Fund")
          (File Nos. 333-09079 and 811-07733)
          CIK No. 0001019290

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, and Class Y shares, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 20 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on July 29, 2008. (Accession No. 0001019290-08-000012).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kate Alexander
------------------
Kate Alexander
Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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